Concentrations of Credit Risk	12 Months Ended
Jun. 30, 2012
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

Note 15. Concentrations of Credit Risk

The Bank of Greene County grants residential, consumer and commercial loans to customers primarily located in Greene County, New York. Over the last several years the Company has emphasized expansion into new markets in southern Albany and Columbia counties. Although The Bank of Greene County has a diversified loan portfolio, a substantial portion of its debtors' ability to honor their contracts is dependent upon employment and other economic factors throughout Greene and its contiguous counties.